Other disclosures - Foreclosed real estate assets (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Investments accounted for using equity method	€ 8,235	€ 7,646
Foreclosed properties | Spain
Disclosure of detailed information about investment property [line items]
Investments accounted for using equity method	19
Foreclosed equity instruments | Spain
Disclosure of detailed information about investment property [line items]
Investments accounted for using equity method	€ 13